RELATED PARTY TRANSACTIONS (Details Textual)	May 18, 2011	Dec. 01, 2010	Jun. 30, 2010	Jun. 30, 2012 Shenhua Hollysys Information Technology Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 New Huake Electronic Technology Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 China Techenergy Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 Beijing Hollysys Electric Motor Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 Zhejiang Sanxin Engineering Co Ltd [Member] Hangzhou Hollysys [Member]	Jun. 30, 2012 Hollysys Equipment Technology Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 Beijing Hollysys Machine Automation Co Ltd [Member] Hollysys Investment [Member]
Equity Method Investment, Ownership Percentage	100.00%	28.04%	49.00%	20.00%	37.50%	40.00%	40.00%	6.00%	20.00%	30.00%